Exhibit 99.8

Executive Summary

4. Description of the Due Diligence Services

1.	Type of Assets Reviewed

Inglet Blair, LLC (“IB”) performed certain due diligence review services (the “Review”), as defined herein. The loans reviewed were originated in September 2024 and were collateralized by residential real estate. The loans were acquired by Santander Bank, N.A. (the “Client”) from lenders and/or aggregators (the “Seller”), via bulk acquisition or reliance letter. The information provided below represents the approach and methodology used at the time of original acquisition by the Seller. Each of the loans was acquired by the Seller from various lenders a lender through a delegated correspondent channel.

2.	Sample Size of Assets Reviewed

This report reflects 2 loans selected by the Client to include in SAN 2025-NQM6 (the “Securitization”). Client did not disclose to IB if additional loans are included in the Securitization. While the Client may have included additional loans in the Securitization, such loans were not subject to the Review referenced herein. IB reviewed 100% of the Loans provided by the Client and can only assume the sample size was 100%.

3.	Sample Size Determination

The Client, in its sole discretion, determined the loans to be reviewed by IB. As noted in Section 2 above, Client provided IB with 2 loans, all of which were reviewed by IB. Therefore, IB used no sampling methodology in its Review.

4.	Information and Data Integrity

IB was provided certain data elements (the “Tape Data”), which were supplied by the Seller. The Seller aggregated the Tape Data from the various lenders. Each lender did not supply Seller with uniform Tape Data; thus, individual Loan Tape Data may not have included all data elements as detailed below in this Section 4. IB subsequently mapped and compared the Tape Data to information contained in each Loan file. When the data was provided, IB compared the following fields:

Field Name
Amortization Type	Total Debt to Income Ratio
Amortized Original Term	First Payment Date
Appraised Value	Interest Only Flag
ARM Initial Adjustment Period	Lien Position
ARM Initial Rate Cap	Loan Purpose
ARM Lookback Period	Loan Term
ARM Margin	Loan Type
ARM Maximum Interest Rate	LTV
ARM Minimum Interest Rate	Note Date
ARM Payment Change Frequency	Occupancy
ARM Periodic Rate Cap	Original Interest Rate
ARM Periodic Rate Cap at first Adjustment Down	Original Principal and Interest

Inglet Blair, LLC Deal Summary SAN 2025-NQM6 pg. 1

ARM Periodic Rate Cap at first Adjustment Up	Original Principal Balance
ARM Rate Cap at first Adjustment Down	Property Type
ARM Rate Cap at first Adjustment Up	Representative Credit Score
ARM Rate Change Frequency	Residual Income
ATR/QM Designation	Sales Price
Borrower First Name	Subject Address
Borrower Last Name	Subject City
CLTV	Subject State
Doc Type	Subject Zip Code

5.	Underwriting, Origination Practices and Conformity to Guidelines and/or Criteria

Each Loan was reviewed to the applicable guideline, matrix and/or finding report, produced by an Automated Underwriting System (“AUS”), as provided to IB. Depending on the applicable guideline requirements, IB verified, recalculated and compared certain metrics and attributes:

-	Debt to Income (“DTI”)
-	Debt Service Coverage Ratio (“DSCR”)
-	Loan to Value (“LTV”) / Combined Loan to Value (“CLTV”)
-	Lien Position
-	Gross Income
-	Qualifying Principal, Interest, Taxes and Insurance (“PITI”) payment
-	Assets and Reserves
-	Monthly debt service
-	Residual Income
-	Occupancy
-	Property Type

To the extent prescribed by the applicable guidelines, every Loan received an evaluation of the applicable borrower’s employment, income, assets and credit history as follows:

Employment and Income:

-	Meets the guidelines and, as applicable, regulatory documentation requirements
-	Creditor income calculations are reasonable and as prescribed by the applicable guidelines
-	Ensure borrower(s) is/are currently employed

Assets

-	Confirm asset source and documentation requirements
-	Re-calculate gross, net and liquid asset balances
-	Incorporate gift funds and sourcing documentation
-	Confirm and calculate reserve calculations

Credit Report

-	Determine representative Credit Score and Methodology
-	Number of tradelines
-	Maximum amount of open tradelines
-	Mortgage/Rental payment history
-	Installment and Revolving payment history
-	Bankruptcy and Foreclosure seasoning
-	OFAC Alert(s)

Inglet Blair, LLC Deal Summary SAN 2025-NQM6 pg. 2

Credit Application (FNMA Form 1003)

-	Substantially complete
-	Employer and employment status
-	Confirmation of loan purpose and occupancy
-	Disposition and status of Real Estate Owned (REO)
-	First time home buyer status
-	Citizenship and eligibility

Title Review - For each Loan the title commitment or, if present, final title policy was reviewed to confirm:

-	Vestee(s)
-	Title interest – Fee Simple or Leasehold
-	Tax liens, encumbrances, encroachments and/or other title defects were satisfied or addressed

Fraud Report – IB reviewed each Loan file for the presence of a fraud report with all material findings addressed surrounding borrower name variances, social security number discrepancies, subject-property occupancy or employment history.

Hazard and Flood Insurance – Each Loan was reviewed to ensure that (i) each hazard policy limit met the applicable guideline requirement (ii) the property address was correct (iii) the premium was accurately reflected in the DTI calculation and (iv) escrowed where required.

Similarly, where the flood certificate indicates the property improvements were located in a flood zone, IB confirmed the coverage met the guideline requirements and, where applicable, the premium escrowed.

Closing/Legal Documents – All Loans received a review of the closing documentation. This includes the note, mortgage (and applicable riders), assignments, mortgage insurance certificates, underwriter approvals, and HUD-1 or Closing Disclosure, as applicable, are executed by all applicable parties and generally convey the terms of the Loan.

The information and findings provided herein were based on the information provided in the loan file images presented at the time of review.

6.	Collateral Review and Methodology

To establish reasonable support for the original appraised value, each qualifying appraisal was accompanied by one of the following: (i) an existing desk review report provided by the originator (or issuer), (ii) a second full appraisal (typically required by the guidelines) (iii) a FNMA Collateral Underwriter (“CU”) analysis with a score of 2.5 or less. In the event a loan did not contain any of the supplemental documentation, IB ordered an AVM, desk review or field review to fulfill the requirement. If any of the supplemental material(s) had an estimate of value that was lower than the original appraised value by 10% (or more), a field review (or suitable alternative) was obtained.

Each Loan was analyzed to confirm it was sufficiently collateralized by real property, and each appraisal was audited to address the following FIRREA/USPAP rules and standards:

a.	Was the appraisal prepared for a financial services institution?
b.	Does the appraisal state the definition of Market Value?
c.	Does the appraisal indicate the appraiser’s license or certification, number and expiration date?
d.	Does the appraisal disclose any extraordinary assumptions, hypothetical conditions? Does the appraisal include a statement of assumptions and limiting conditions?
i.	If yes, do the items appear to be reasonable?
e.	Is a minimum 3-year subject sale history included?
f.	Does the report state the effective date of the appraisal?
g.	Does the appraisal summarize the process used to collect, confirm, and report data?
h.	Does the appraisal state the subject’s highest and best use?
i.	Does the appraisal clearly identify the real estate being appraised?
j.	Does the appraisal state the real property interest being appraised?

Inglet Blair, LLC Deal Summary SAN 2025-NQM6 pg. 3

k.	Does the report contain sufficient information?
l.	Was the appraisal reported on a FNMA appraisal form?
i.	If yes, was the form materially complete?
m.	Which of the industry recognized methods of valuation were included that may have been utilized to support the institution's decision to engage in the transaction?
i.	Direct Sales Comparison Approach, Cost Approach, or Income Approach?
ii.	If any of these approaches have been omitted or excluded, is there sufficient explanation provided as to why?

7.	Regulatory Compliance Review to Federal, State and Local Lending Laws

All Loans deemed to be consumer purpose loans were submitted to an automated regulatory compliance review. The system tested each applicable Loan for adherence to certain federal, state and local consumer protection laws related to mortgage lending.

All applicable tests and disclosure reviews were graded in accordance with the SFA RMBS 4.0 TRID Compliance Review Scope standard as described below.

-	Federal Truth in Lending Act– Regulation Z
o	Consumer Handbook on Adjustable Rate Mortgages (1026.19(b)(1))
•	Confirm acknowledgement of receipt by the borrower or documentary evidence disclosure was delivered to the borrower(s)
o	Your Home Loan Toolkit (1026.19(g)(1))
•	Confirm acknowledgement of receipt by the borrower or documentary evidence disclosure was delivered to the borrower(s)
•	Provided within 3 business days of application
o	Federal High-cost (1026.32)
•	Identify points and fees and/or APR threshold test failures
•	Prepayment Penalty restrictions
o	Higher-priced Mortgage Loans (1026.35)
•	APR Threshold with the corresponding appraisal and escrow requirements
o	Right of Rescission (1026.23)
•	Review accuracy, timing and content of disclosure(s)
•	Confirm all requisite consumers received notice and correct form
o	Qualified Mortgage Rule (1026.43(e))
•	Perform points and fees test to confirm 3% threshold
•	Adherence to Appendix Q and DTI below 43% or Temp QM
•	Application Dates of 1/10/2014 to 2/28/2021
•	Adherence to Appendix Q and DTI below 43% and/or Temp QM and/or APR/APOR threshold testing
•	Application Dates of 3/1/2021 to 6/30/2021
•	Adherence to Appendix Q and DTI below 43% and/or APR/APOR threshold testing
•	Application Dates of 7/1/2021 to 9/30/2022
•	APR/APOR threshold testing
•	Application Dates on or after 10/1/2022*
o	Subject to any guidance updates from regulators
•	Loan does not contain “risky feature” (IO, Negative Amortization, etc.)
•	Contain a valid and approved AUS, as applicable
•	Ability-to-Repay (“ATR”) (1026.43(c)(2) – IB reviewed each Loan for the applicable mortgagor’s ability to repay; however, there is no representation or warranty, implied or otherwise, that a court (or other administrative/legislative authority) will agree with the determination. IB objectively confirmed the following eight (8)-factors had been considered and, where applicable, documented:

Inglet Blair, LLC Deal Summary SAN 2025-NQM6 pg. 4

•	(i) The consumer's current or reasonably expected income or assets, other than the value of the dwelling, including any real property attached to the dwelling, that secures the loan;
•	(ii) If the creditor relies on income from the consumer's employment in determining repayment ability, the consumer's current employment status;
•	(iii) The consumer's monthly payment on the covered transaction, calculated in accordance with paragraph (c)(5) of this section;
•	(iv) The consumer's monthly payment on any simultaneous loan that the creditor knows or has reason to know will be made, calculated in accordance with paragraph (c)(6) of this section;
•	(v) The consumer's monthly payment for mortgage-related obligations;
•	(vi) The consumer's current debt obligations, alimony, and child support;
•	(vii) The consumer's monthly debt-to-income ratio or residual income in accordance with paragraph (c)(7) of this section; and
•	(viii) The consumer's credit history.
o	TRID (1026.36, 37)
o	Loan Estimate (“LE”)
•	Initial LE was provided within three (3) business days of application as provided by the broker or creditor and loan does not consummate within seven (7) business days of receipt
•	Provided within three (3) business days of a valid Change of Circumstance
•	Complete in all material respects
•	Contains NMLS ID
•	Confirm the “In 5 Years” calculation is not over disclosed
o	Final Closing Disclosure (“CD”)
•	Confirm creditor provided CD no later than three (3) business days of consummation and confirm all relevant fields are complete
•	Ensure technical requirements are met – Rounding, Alphabetization, Number of Fees per category and title fees properly labeled
•	Recalculation of the Finance Charge, Amount Financed, Total of Payments (“TOP”), and Total Interest Payments (“TIP”)

•	Projected Payments - Re-calculation of Principal and Interest payment(s), verified escrow and insurance payments, interest only periods and final balloon payments are present and displayed in the correct number of columns
•	Adjustable Interest Rate and Adjustable Payment Tables are present, complete and accurate, if applicable
•	No fee charged for preparation of LE or CD
•	Fee descriptions conform with clear and conspicuous standard
•	Loan terms match that of the subject loan – balance, rate, term, prepayment penalty
•	Loan Disclosures section is complete – Late Payment matches the note and the escrow section is consistent within the disclosure
o	Fee and Tolerance Testing - Zero and ten percent (10.0%) tolerance testing, including the presence, timing and a validation of a change of circumstance and corresponding fee changes
o	Evidence Service Provider List and Your Home Loan Toolkit, if applicable, were provided or present in the loan file
o	LE and CD form(s) provided to the borrower are consistent across the loan process
o	NMLS ID is present on the loan application, note, security instrument, LE and CD, as applicable
o	Items not tested, include but are not limited to:
•	Categorization of fees in the appropriate section
•	Accuracy of information for fields not expressly stated above
•	Presence and accuracy of the Seller’s Transaction columns on the Seller’s columns

Inglet Blair, LLC Deal Summary SAN 2025-NQM6 pg. 5

o	State High-cost and Predatory lending regulations
o	RESPA disclosures
•	Confirm GFE and HUD-1
•	Special Information Booklet
•	Notice of Servicing Transfer
•	Affiliated Business Arrangement Disclosure
•	Homeownership Counseling Disclosures
o	Equal Credit Opportunity Act
•	Presence, acknowledgement and timing of the Right to Receive Copy of Appraisal Disclosure

Structured Finance Association (“SFA”) organized and led an initiative to establish a framework for Third-Party Reviewer’s (“TPR”) to evaluate and grade loans subject to the Know Before You Owe Act, also commonly referred to as TILA-RESPA Integrated Disclosure (“TRID”). While all grades and conclusions are established in good faith, the grading scheme materiality and impact for certain exceptions may change from time to time, and thus, all reports contain Interpretation Risk. Under no circumstance should the Client, any potential investors or other individual party solely rely on the interpretations made by IB, SFA, or its outside counsel.

Please be advised that IB is not a law firm, does not employ personnel who are licensed to practice law and the exceptions, observations and conclusions provided by IB are not legal opinions. IB relies upon the advice of outside counsel, informal advice of regulators and industry practice to determine materiality.

TRID Tested	No. of Loans	% of Population
Yes	2	100.00%
Total	2	100%

8.	Any Other Type of Review

There was no other review performed.

Inglet Blair, LLC Deal Summary SAN 2025-NQM6 pg. 6

5. Summary of Finding and Conclusions of Review

The following tables represent the final NRSRO overall and component grades. The Overall grade is comprised of the lowest of the component grades.

NRSRO Final Grade	No. of Loans	% of Population
A	1	50.00%
B	1	50.00%
Total	2	100%

NRSRO Final Credit Grade	No. of Loans	% of Population
A	2	100.00%
Total	2	100%

NRSRO Final Compliance Grade	No. of Loans	% of Population
A	1	50.00%
B	1	50.00%
Total	2	100%

NRSRO Final Property Grade	No. of Loans	% of Population
A	2	100.00%
Total	2	100%

The following tables represent certain key attributes of the Loans and their frequency amongst the loan population.

Amortization Type	No. of Loans	% of Population
Fixed Rate	2	100.00%
Total	2	100%

Lien Position	No. of Loans	% of Population
1st	2	100.00%
Total	2	100%

Purpose	No. of Loans	% of Population
Other-than-first-time Home Purchase	2	100.00%
Total	2	100%

Inglet Blair, LLC Deal Summary SAN 2025-NQM6 pg. 7

Property Type	No. of Loans	% of Population
Single Family Detached (non-PUD)	1	50.00%
1 Family Attached	1	50.00%
Total	2	100%

LTV	No. of Loans	% of Population
00.01- 10.00	0	0.00%
10.01- 20.00	0	0.00%
20.01- 30.00	0	0.00%
30.01- 40.00	0	0.00%
40.01- 50.00	0	0.00%
50.01- 60.00	0	0.00%
60.01- 70.00	0	0.00%
70.01- 80.00	2	100.00%
80.01- 90.00	0	0.00%
90.01- 100.00	0	0.00%
Total	2	100%

CLTV	No. of Loans	% of Population
00.01- 10.00	0	0.00%
10.01- 20.00	0	0.00%
20.01- 30.00	0	0.00%
30.01- 40.00	0	0.00%
40.01- 50.00	0	0.00%
50.01- 60.00	0	0.00%
60.01- 70.00	0	0.00%
70.01- 80.00	2	100.00%
80.01- 90.00	0	0.00%
90.01- 100.00	0	0.00%
Total	2	100%

Inglet Blair, LLC Deal Summary SAN 2025-NQM6 pg. 8

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Loan Status	Final Overall Event Level	Final Credit Event Level	Final Compliance Event Level	Final Property Event Level	Credit Exceptions	Compliance Exceptions	Property Exceptions	Compensating Factors	Immaterial/Waived	Lender Commentary	Cleared Exceptions	Exceptions
400085885	XXXX	Approved	2	1	2	1	Verified housing payment history - 13 months of verified rental history. ; None;	TRID 0193 Missing evidence of the Seller Closing Disclosure - Seller Disclosure for subject property not included. (CD on pg xx is sourcing for funds to close). - EV2 / B Non-Material	COMP 0046 Escrow account disclosure statement not delivered at closing - Escrow account disclosure statement not provided in file. - 11/26/2024 - Recd IEAD

CRED 0016 Insufficient Verified Funds to Close - Missing evidence of receipt of gift to the closing agent in the amount of $XXXX as per the gift letter and final CD. - 11/27/2024 - Recd wire for $XXXX ($XXXX over gift letter amount, no concern).

400085830	XXXX	Approved	1	1	1	1	None - 706 qualifying credit scores, minimum required of 660. ; Verified housing payment history - VOR confirmed 47 months satisfactory rental history with no lates. ;	CRED 0083 Asset Documentation is Insufficient - Missing access letter from the remaining owner of the business confirming borrower has full access to 100% of the business funds. All funds for closing are from business accounts. Per CPA letter borrower is one of 2 owners with 50% ownership. Borrower was qualified using 100% of the business assets. Borrower has insufficient funds to close without use of 100% of business funds. - 11/27/2024 - Recd joint access letter confirming full access to funds from both business accounts for this transaction.

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Exception Level	Status	Condition Custom Description	Cleared Date	Compensating Factors	Lender Response	Comments	Loan Status	Moody's Initial Exception Grade	Moody's Final Exception Level Grade	Fitch Initial Exception Grade	Fitch Final Exception Level Grade	S&P Initial Exception Grade	S&P Final Exception Level Grade	Kroll Initial Exception Grade	Kroll Final Exception Level Grade	DBRS Initial Exception Grade	DBRS Final Exception Level Grade
400085885	XXXX	1089001	11/21/2024	Compliance	Escrow account disclosure statement not delivered at closing	COMP 0046	1	Closed	Escrow account disclosure statement not provided in file.	11/27/2024	Verified housing payment history - 13 months of verified rental history. ;		11/26/2024 - Recd IEAD - 11/26/2024 - Recd IEAD	Approved	C	A	C	A	C	A	C	A	C	A
400085885	XXXX	1089207	11/22/2024	Compliance	Missing evidence of the Seller Closing Disclosure	TRID 0193	2	Acknowledged	Seller Disclosure for subject property not included. (CD on pg 462 is sourcing for funds to close).		Verified housing payment history - 13 months of verified rental history. ;		Client: EV2 / B Non-Material	Approved	C	B	C	B	C	B	C	B	C	B
400085885	XXXX	1089246	11/22/2024	Credit	Insufficient Verified Funds to Close	CRED 0016	1	Closed	Missing evidence of receipt of gift to the closing agent in the amount of $XXXX as per the gift letter and final CD.	11/27/2024	Verified housing payment history - 13 months of verified rental history. ;		11/27/2024 - Recd wire for $XXXX ($XXXX over gift letter amount, no concern).	Approved	C	A	C	A	C	A	C	A	C	A
400085830	XXXX	1089283	11/22/2024	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed	Missing access letter from the remaining owner of the business confirming borrower has full access to 100% of the business funds. All funds for closing are from business accounts. Per CPA letter borrower is one of 2 owners with 50% ownership. Borrower was qualified using 100% of the business assets. Borrower has insufficient funds to close without use of 100% of business funds.	11/27/2024	None - 706 qualifying credit scores, minimum required of 660. ; Verified housing payment history - VOR confirmed 47 months satisfactory rental history with no lates. ;		11/27/2024 - Recd joint access letter confirming full access to funds from both business accounts for this transaction.	Approved	C	A	C	A	C	A	C	A	C	A

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Final Overall Event Level	S&P Initial Overall Rating	S&P Final Overall Rating	S&P Initial Credit Grade	S&P Final Credit Grade	S&P Initial Compliance Grade	S&P Final Compliance Grade	S&P Initial Property Grade	S&P Final Property Grade	Fitch Initial Overall Rating	Fitch Final Overall Rating	Fitch Initial Credit Grade	Fitch Final Credit Grade	Fitch Initial Compliance Grade	Fitch Final Compliance Grade	Fitch Initial Property Grade	Fitch Final Property Grade	Moodys Initial Overall Rating	Moodys Final Overall Rating	Moodys Initial Credit Grade	Moodys Final Credit Grade	Moodys Initial Compliance Grade	Moodys Final Compliance Grade	Moodys Initial Property Grade	Moodys Final Property Grade	Kroll Initial Overall Rating	Kroll Final Overall Rating	Kroll Initial Credit Grade	Kroll Final Credit Grade	Kroll Initial Compliance Grade	Kroll Final Compliance Grade	Kroll Initial Property Grade	Kroll Final Property Grade	DBRS Initial Overall Rating	DBRS Final Overall Rating	DBRS Initial Credit Grade	DBRS Final Credit Grade	DBRS Initial Compliance Grade	DBRS Final Compliance Grade	DBRS Initial Property Grade	DBRS Final Property Grade	State	Lien Position	Loan Purpose	QM Designation Type
400085885	XXXX	2	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A	NY	1	Purchase	Non-QM / Compliant
400085830	XXXX	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	NY	1	Purchase	Non-QM / Compliant

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Final Overall Event Level	Fitch Final Overall Rating	Moodys Final Overall Rating	Kroll Final Overall Rating	DBRS Final Overall Rating	S&P QM/ATR Designation	Fitch QM/ATR Designation	Moody's QM/ATR Designation	Kroll QM/ATR Designation	DBRS QM/ATR Designation	Amortization Type	Initial Application Date	Originator DTI (ASF)	DTI	Points/Fees Total	Points/Fees Total without reductions resulting from 'bona fide discount points'	Rate Lock Date	Residual Income	GSE Eligible	Case ID / LP AUS Key	APR	Borrower Employment Status	Co-Borrower Employment Status	Borrower 3 Employment Status	Borrower 4 Employment Status	Borrower Residency Status	Co-Borrower Residency Status	Borrower 3 Residency Status	Borrower 4 Residency Status	Qualifying Interest Rate	APOR (if applicable)
400085885	XXXX	2	B	B	B	B	Non-QM / Compliant	Non-QM / Compliant	Non-QM / Compliant	Non-QM / Compliant	Non-QM / Compliant	Fixed Rate	XXXX	39.3280	39.33%	XXXX	XXXX	XXXX	XXXX	XXXX		8.921%	XXXX				XXXX				8.6250%	0.0645
400085830	XXXX	1	A	A	A	A	Non-QM / Compliant	Non-QM / Compliant	Non-QM / Compliant	Non-QM / Compliant	Non-QM / Compliant	Fixed Rate	XXXX	36.7430	36.74%	XXXX	XXXX	XXXX	XXXX	XXXX		8.821%	XXXX				XXXX				8.5000%	0.0643

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Final Overall Event Level	Fitch Final Overall Rating	Moodys Final Overall Rating	Kroll Final Overall Rating	DBRS Final Overall Rating	S&P QM/ATR Designation	Fitch QM/ATR Designation	Moody's QM/ATR Designation	Kroll QM/ATR Designation	DBRS QM/ATR Designation	Amortization Type	Initial Application Date	Originator DTI (ASF)	DTI	Points/Fees Total	Points/Fees Total without reductions resulting from 'bona fide discount points'	Rate Lock Date	Residual Income	GSE Eligible	Case ID / LP AUS Key	APR	Borrower Employment Status	Co-Borrower Employment Status	Borrower 3 Employment Status	Borrower 4 Employment Status	Borrower Residency Status	Co-Borrower Residency Status	Borrower 3 Residency Status	Borrower 4 Residency Status	Qualifying Interest Rate	APOR (if applicable)	Borrower 3 Employment Verification	Borrower 4 Employment Verification	Occupancy	Most Recent Pay History	Credit-based Modification Flag	Type of Modification	Modification Term	Servicing Transfer Date	Third Borrower Original FICO: Equifax	Third Borrower Original FICO: Experian	Third Borrower Original FICO: TransUnion	Third Borrower Original FICO Score	Third Borrower Original Score Date	Most Recent Fico Score _Updated_Current_Borrower 3	Most Recent Fico Score Date Current_Updated_Borrower 3	Fourth Borrower Original FICO: Equifax	Fourth Borrower Original FICO: Experian	Fourth Borrower Original FICO: TransUnion	Fourth Borrower Original Score	Fourth Borrower Original Score Date	Most Recent Fico Score _Updated Current_Borrower 4	Most Recent Fico Score Date_Updated_Current_Borrower 4	Primary Borrower Updated_Current FICO: Equifax	Primary Borrower Updated_Current FICO: Experian	Primary Borrower Updated_Current FICO: TransUnion	Most Recent FICO Score_Updated_Current_Primary Borrower	Most Recent FICO Score Date_Updated_Current_Primary Borrower	Secondary Borrower Updated_Current FICO: Equifax	Secondary Borrower Updated_Current FICO: Experian	Secondary Borrower Updated_Current FICO: TransUnion	Most Recent FICO Score_Updated_Current_Secondary Borrower	Most Recent FICO Score Date_Updated_Current_Secondary Borrower	FN Alternative Credit Documentation	UW Guideline Author	UW Guideline Name	UW Guideline Program	Originator Credit Grade	Correspondent Name	Qualifying Credit Score	Qualifying Home Value for LTV	HOA Flag	HOA Monthly Premium Amount	Income Doc Source (m) - Bank Statements/Personal	Income Doc Source (m) - Bank Statements/Business	Income Doc Source (m) - W2	Income Doc Source (m) - Tax Returns	Income Doc Source (m) - Asset Depletion	Income Doc Source (m) - P&L	Income Doc Source (m) - Other	Asset Verification (d)	Borrower 2 Asset Verification (d)	Borrower 3 Asset Verification (d)	Borrower 4 Asset Verification (d)	Borrower 1 Doc Type	Borrower 2 Doc Type	Borrower 3 Doc Type	Borrower 4 Doc Type	DSCR Qualification Flag	DSCR DTI	Actual In-Place Rent (Yr)	Third Party Market Rent (Yr)	Rent Loss Insurance (m)	Recourse	Executed NOO Docs In File	# Units	Lease In Place Flag	Short Term Rental Income Flag	Borrower Type	# Mtg Prop (With Lender)	# of Properties	Year Built	Total Sq Ft	Property Condition	# Beds	# Baths	Section 8	Acquisition Cost	Renovation Cost	UW Gross Potential Rent	UW Economic Vacancy	UW Effective Gross Income	UW RE Taxes	UW Ins Costs	UW Prop Mgmt Fee	UW Turnover Costs	UW Repairs and Maintenance	UW Marketing and Leasing Costs	UW Utilities	UW Other Costs	UW HOA Fees	UW Cap Ex Reserve	Lease End Date	Borrower 1 Name	Borrower 2 Name	Borrower 3 Name	Borrower 4 Name	Guarantor 1 Name	Guarantor 1 Equifax Score	Guarantor 1 Experian Score	Guarantor 1 Transunion Score	Guarantor 1 Most Recent Tri-Merge Score	Guarantor 1 Most Recent Tri-Merge Score Date	Guarantor 1 Total Income	Guarantor 1 Total Debt	Guarantor 2 Name	Guarantor 2 Equifax Score	Guarantor 2 Experian Score	Guarantor 2 Transunion Score	Guarantor 2 Most Recent Tri-Merge Score	Guarantor 2 Most Recent Tri-Merge Score Date	Guarantor 2 Total Income	Guarantor 2 Total Debt	ACH Payments	Tape Cut-Off Date	Annual Property Tax	Annual Insurance Costs	Months Foreclosure	ForeClosure Resolution Date	Months Bankruptcy (7, 11)	Months Bankruptcy (13)	Bankruptcy Resolution Date	Months Deed-in-Lieu	Deed-in-Lieu Resolution Date	Months Short Sale (or Pre-FC)	Short Sale Resolution Date	Months Modification	Modification Date	Prior Mtg/Rent Late (30d in 12m)	Prior Mtg/Rent Late (60d in 12m)	Prior Mtg/Rent Late (90d in 12m)	Life Event LOE	Life Event Documented	Prior Occupancy Type	Number of Prior Credit Events	Regulatory Loan Purpose	QM - Agency UW Test	Non-QM Reason - Product Type	Non-QM Reason - DTI Test (> 43 App Q)	QM/ATR Exempt Reason	TRID Applicable	Full SFIG TRID 4.0 Scope Reviewed	Collateral Underwriter ("CU") risk score	Leasehold Flag	U/W Doc Type	Originating Lender	Verifiable Income Months (Borrower)	Verifiable Income Months (Co-Borrower)	Verifiable Income Months (Borrower 3)	Verifiable Income Months (Borrower 4)	Bank Statements Flag	Number of Statements	Actual # Evaluated	Type of Statements	Percent of Income From Statements	Business Ownership Percentage	Expense Ratio	Source of Expense Ratio	Evidence of associated business account	Industry / Occupation	Shared Appreciation Option Agreement?	Shared Appreciation Option Agreement Provider	MERS Loan ID	Borrower SSN	Co-Borrower SSN	Borrower 3 SSN	Borrower 4 SSN	Monthly Hazard Insurance	Monthly Taxes	Entity Name	EIN (Employer Identification Number)	Qualifying P&I	Original P&I	PITIA	Monthly Flood	Monthly MI	Monthly HOA	Monthly Maint/Other	Cash Out Used for Reserves	Months Reserves
400085885	XXXX	2	B	B	B	B	Non-QM / Compliant	Non-QM / Compliant	Non-QM / Compliant	Non-QM / Compliant	Non-QM / Compliant	Fixed Rate	XXXX	39.3280	39.33%	XXXX	XXXX	XXXX	XXXX	XXXX		8.921%	XXXX				XXXX				8.6250%	0.0645			Owner Occupied		No																												No			XXXX			687	XXXX	0	XXXX								63								No						No	1			Individual Name(s)		1	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX				XXXX	XXXX										XXXX																						XXXX	XXXX																		0	Consumer		Y	N		Yes	Yes	1.2	No	12 Month P&L	XXXX	12				No										No		XXXX	XXXX				XXXX	XXXX			4305.84	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		XXXX
400085830	XXXX	1	A	A	A	A	Non-QM / Compliant	Non-QM / Compliant	Non-QM / Compliant	Non-QM / Compliant	Non-QM / Compliant	Fixed Rate	XXXX	36.7430	36.74%	XXXX	XXXX	XXXX	XXXX	XXXX		8.821%	XXXX				XXXX				8.5000%	0.0643			Owner Occupied		No																												No			XXXX			706	XXXX	0	XXXX								62								No						No	1			Individual Name(s)		1	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX				XXXX	XXXX										XXXX																						XXXX	XXXX																		0	Consumer		Y	N		Yes	Yes	1.6	No	12 Month P&L	XXXX	12				No										No		XXXX	XXXX				XXXX	XXXX			3537.00	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		XXXX

Customer Loan ID	Seller Loan ID	TILA Status	Application Date	TRID	GSE	HOEPA Fees	TILA Fees	Rate Lock Date	Calculated APR	Qualifying Rate	Borrower Employment Indicator	Borrower Employer	Borrower Employment Description	Co Borrower Employment Indicator	Co-Borrower Employer	Co-Borrower Employment Description	Borrower Foreign National Indicator	Co Borrower Foreign National Indicator	Borrower 3 Foreign National Indicator	Borrower 4 Foreign National Indicator	Did Borrower Qualify on an ITIN Program?	Did Co Borrower Qualify on an ITIN Program?	Did Borrower 3 Qualify on an ITIN Program?	Did Borrower 4 Qualify on an ITIN Program?	Residual Income	HOA Name	HOA Address State	Fee Amount	Next Due Date	HOA Payment Frequency	Investor DTI	QM DTI	Non QM DTI	Asset Depletion Flag	Bank Statements Flag	Number of Statements	Type of Statements	Percent of Income From Statements	Income Doc Detail	Tax Return Doc Details	Most Recent Bankruptcy Type	Most Recent Bankruptcy Filing Date	Most Recent Bankruptcy Discharge Date	Number of Bankruptcy Events	Months Bankruptcy 7 11	Months Bankruptcy 13	Most Recent Deed in Lieu Date	Number of Deed in Lieu Events	Months Deed in Lieu	Most Recent Short Sale Date	Number of Short Sale Events	Months Short Sale (or Pre FC)	Most Recent Foreclosure Date	Number of Foreclosure Events	Months Foreclosure	Prior Mortgage/Rent Late (30d in 12m)	Prior Mortgage/Rent Late (60d in 12m)	Prior Mortgage/Rent Late (90d in 12m)	Guideline Name	QM Regulation Failures	ATR QM Total Points and Fees Audit	Loan Regulation Benchmark Date	Non-Warrantable Condominium?	Benchmark Rate	HUD 1 Page 1 Credits Total	Collateral Underwriter Risk Score	Loan Collateral Advisor Risk Score	Rating Result	Eligible For Rep and Warrant Relief Per Collateral Advisor	Market Trend	Subject Property Address	Subject Property City	Subject Property State	Subject Property Zip	Appraisal Company	Appraiser Name	Appraiser License Number
400085885	XXXX	Non-QM / Compliant	XXXX	Yes	XXXX			XXXX	8.921%	8.6250%	XXXX	XXXX	XXXX				XXXX								XXXX			XXXX					39.33%	No	No				Borrower 1 - P&L (CPA Prepared) - 2024	Borrower 1 - CPA Letter - 2024				0				0			0			0					XXXX		XXXX			0.0645	XXXX	1.2				Stable	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX
400085830	XXXX	Non-QM / Compliant	XXXX	Yes	XXXX			XXXX	8.821%	8.5000%	XXXX	XXXX	XXXX				XXXX								XXXX			XXXX					36.74%	No	No				Borrower 1 - P&L (CPA Prepared) - 2024	Borrower 1 - CPA Letter - 2024				0				0			0			0					XXXX		XXXX			0.0643	XXXX	1.6				Stable	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX

Loan Number (Selling Lender)	Loan Number (Purchasing Lender)	Data Field	Tape Data	IB Review Value	Discrepancy Comments
XXXX	400085885	Property Type	Single Family - Detached	Single Family - Attached	Non-material variance. Per Appraisal, property type is Single Family Attached.
XXXX	400085885	Total Debt to Income Ratio	39.33%	39.33%	Non-material rounding variance.
XXXX	400085830	Total Debt to Income Ratio	36.74%	36.74%	Non-material rounding variance.

								Origination Values																														Post-Closing Values
Seller Loan ID	Purchaser Loan ID	Origination Date	Original Loan Amount	Value used for LTV calculation	Sales Price	Appraisal Waiver Form	Property Inspection Waiver	Appraisal Value(s)					BPO Values				AVM Values						Desk Review Values					Field Review Values					2055 Values					BPO Values				AVM Values					Desk Review Values					Field Review Values					2055 Values					Valuation Comments	Collateral Underwriter Risk Score	Loan Collateral Advisor Risk Score
								Appraised Value	Appraisal Date	Second Appraisal Value	Second Appraisal Type	Second Appraisal Date	Value	Variance Amount	Variance(%)	Appraisal Date	Value	Variance Amount	Variance(%)	Appraisal Date	Confidence Score of AVM	AVM Product Name	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Appraisal Date	Value	Variance Amount	Variance(%)	Appraisal Date	Confidence Score of AVM	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Company	Appraisal Date
XXXX	400085885	XXXX	XXXX	XXXX	XXXX	No	No	XXXX	XXXX																																																						1.2
XXXX	400085830	XXXX	XXXX	XXXX	XXXX	No	No	XXXX	XXXX																																																						1.6